Hedging derivatives - Schedule of details of hedged exposure/hedged items (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	€ 149,279	€ 219,543	€ 163,818
Carrying amount of hedged items - Liabilities	59,837	51,395	52,055
Accumulated amount of fair value adjustments on the hedged item - Assets	(5,487)	462	3,369
Accumulated amount of fair value adjustments on the hedged item - Liabilities	(3,581)	453	2,914
Change in fair value of hedged item for ineffectiveness assessment	(290)	1,737	(2,073)
Cash flow hedge/currency translation reserve - Continuing hedges	(10,103)	(4,697)	(2,715)
Cash flow hedge/currency translation reserve- Discontinued hedges	(225)	(148)	(33)
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	126,665	193,949	141,608
Carrying amount of hedged items - Liabilities	59,837	51,395	52,055
Accumulated amount of fair value adjustments on the hedged item - Assets	(5,487)	462	3,369
Accumulated amount of fair value adjustments on the hedged item - Liabilities	(3,581)	453	2,914
Change in fair value of hedged item for ineffectiveness assessment	(3,232)	(1,061)	553
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	121,605	125,479	128,279
Carrying amount of hedged items - Liabilities	53,239	47,347	48,137
Accumulated amount of fair value adjustments on the hedged item - Assets	(5,069)	727	3,183
Accumulated amount of fair value adjustments on the hedged item - Liabilities	(3,428)	366	2,727
Change in fair value of hedged item for ineffectiveness assessment	(2,397)	(543)	469
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	2,792	64,531	8,718
Carrying amount of hedged items - Liabilities	1,040	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets	(284)	(282)	40
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	(7)	(343)	(13)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	2,126	3,714	4,391
Carrying amount of hedged items - Liabilities	5,558	4,048	3,918
Accumulated amount of fair value adjustments on the hedged item - Assets	(134)	15	143
Accumulated amount of fair value adjustments on the hedged item - Liabilities	(153)	87	187
Change in fair value of hedged item for ineffectiveness assessment	(826)	(173)	100
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	0	46	0
Carrying amount of hedged items - Liabilities	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	0	0	(4)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	142	179	220
Carrying amount of hedged items - Liabilities	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets	0	2	3
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	(2)	(2)	(3)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	475	1,639	(286)
Cash flow hedge/currency translation reserve - Continuing hedges	(3,353)	(414)	409
Cash flow hedge/currency translation reserve- Discontinued hedges	(225)	(148)	(33)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	2,458	494	(69)
Cash flow hedge/currency translation reserve - Continuing hedges	(2,973)	(540)	(98)
Cash flow hedge/currency translation reserve- Discontinued hedges	(75)	(52)	(1)
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(1,764)	115	412
Cash flow hedge/currency translation reserve - Continuing hedges	(88)	81	(68)
Cash flow hedge/currency translation reserve- Discontinued hedges	(2)	8	0
Cash flow hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	39	778	(741)
Cash flow hedge/currency translation reserve - Continuing hedges	(309)	330	680
Cash flow hedge/currency translation reserve- Discontinued hedges	1	0	0
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(258)	249	121
Cash flow hedge/currency translation reserve - Continuing hedges	14	(289)	(111)
Cash flow hedge/currency translation reserve- Discontinued hedges	(149)	(104)	(32)
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	0	3	(9)
Cash flow hedge/currency translation reserve - Continuing hedges	3	4	6
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Net foreign investments hedges
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	22,614	25,594	22,210
Carrying amount of hedged items - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	2,467	1,159	(2,340)
Cash flow hedge/currency translation reserve - Continuing hedges	(6,750)	(4,283)	(3,124)
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Net foreign investments hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	22,614	25,594	22,210
Carrying amount of hedged items - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	2,467	1,159	(2,340)
Cash flow hedge/currency translation reserve - Continuing hedges	(6,750)	(4,283)	(3,124)
Cash flow hedge/currency translation reserve- Discontinued hedges	€ 0	€ 0	€ 0